Litigation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provision for litigation
Litigation
Balance at beginning of the year	$ 839	$ 822
Additions	343	364
Reversals	(174)	(227)
Payments	(225)	(220)
Indexation and interest	81	31
Translation adjustment	(22)	135
Merger of Valepar	631
Effect of discontinued operations
Balance at end of the year	1,473	839
Tax litigation
Litigation
Balance at beginning of the year	214	269
Additions	40	23
Reversals	(18)	(37)
Payments	(117)	(53)
Indexation and interest	10	9
Translation adjustment	(10)	20
Merger of Valepar	631
Effect of discontinued operations
Balance at end of the year	750	214
Civil litigation
Litigation
Balance at beginning of the year	84	79
Additions	53	96
Reversals	(36)	(63)
Payments	(3)	(59)
Indexation and interest	35	16
Translation adjustment	(2)	21
Effect of discontinued operations
Balance at end of the year	131	84
Labor litigation
Litigation
Balance at beginning of the year	534	454
Additions	244	243
Reversals	(118)	(122)
Payments	(105)	(103)
Indexation and interest	37	9
Translation adjustment	(10)	89
Effect of discontinued operations
Balance at end of the year	582	534
Environmental litigation
Litigation
Balance at beginning of the year	7	20
Additions	6	2
Reversals	(2)	(5)
Payments		(5)
Indexation and interest	(1)	(3)
Translation adjustment		5
Effect of discontinued operations
Balance at end of the year	$ 10	7
Discontinued operations | Provision for litigation
Effect of discontinued operations
Net movements of year		6
Transfers to net assets held for sale		(72)
Discontinued operations | Tax litigation
Effect of discontinued operations
Transfers to net assets held for sale		(17)
Discontinued operations | Civil litigation
Effect of discontinued operations
Net movements of year		(1)
Transfers to net assets held for sale		(5)
Discontinued operations | Labor litigation
Effect of discontinued operations
Net movements of year		8
Transfers to net assets held for sale		(44)
Discontinued operations | Environmental litigation
Effect of discontinued operations
Net movements of year		(1)
Transfers to net assets held for sale		$ (6)